Subsequent Events - Acquisition of Me Salva! (Details) - Acquisition - Me Salva! item in Thousands, R$ in Billions	Mar. 12, 2021 BRL (R$) item
Disclosure of detailed information about business combination [line items]
Number of students | item	900
Percent of revenue grown per year	36.00%
Estimated addressable market | R$	R$ 5